Consolidated Interim Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Revenue	$ 94,271	$ 95,847	$ 282,681	$ 264,152
Operating expenses:
Cost of revenue	(22,170)	(27,888)	(69,646)	(75,700)
Sales and marketing	(15,063)	(15,736)	(46,327)	(42,961)
Research and development	(3,051)	(4,192)	(10,591)	(9,879)
General and administrative	(16,481)	(13,025)	(46,594)	(38,652)
Other income	(3)	28	76	213
Other expense	(6)	(47)	(192)	(141)
Total operating expenses	(56,774)	(60,860)	(173,274)	(167,120)
Operating profit	37,497	34,987	109,407	97,032
Finance income	1,771	4,526	18,021	12,872
Finance cost	(9,976)	1,610	(11,325)	(5,383)
Profit before income tax	29,292	41,123	116,103	104,521
Income tax expense	(10,931)	(8,362)	(29,469)	(25,974)
Profit for the interim period	18,361	32,761	86,634	78,547
Items that will not be reclassified subsequently to profit or loss:
Pension adjustments, net of tax	4	39	266	139
Items that may be reclassified subsequently to profit or loss:
Gain (loss) on foreign currency translation, net of tax	7,765	(1,920)	259	5,207
Total comprehensive income for the interim period	26,130	30,880	87,159	83,893
Profit attributable to:
DoubleDown Interactive Co., Ltd.	18,355	32,721	86,609	78,409
Non-controlling interests	6	40	25	138
Total comprehensive income attributable to:
DoubleDown Interactive Co., Ltd.	26,124	30,840	87,134	83,755
Non-controlling interests	$ 6	$ 40	$ 25	$ 138
Earnings per share:
Basic (in dollars per share)	$ 7.41	$ 13.21	$ 34.96	$ 31.65
Diluted (in dollars per share)	$ 7.41	$ 13.21	$ 34.96	$ 31.65
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average shares outstanding - Basic (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Weighted average shares outstanding - Diluted (in shares)	2,477,672	2,477,672	2,477,672	2,477,672